Intangible Assets - Schedule of Intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets [Abstract]
Systems software	¥ 15,228	$ 2,178	¥ 15,228
Trademark	132	19	132
Less: accumulated amortization	(6,999)	(1,001)	(5,374)
Intangible assets, net	¥ 8,361	$ 1,196	¥ 9,986